Other Accrued Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Accounts Payable and Accrued Liabilities, Current [Abstract]
Accrued expenses	$ 620	$ 595
Others	1,253	879
Total other accrued liabilities	$ 1,873	$ 1,474